UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                            FMC Strategic Value Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================



                                  FMC STRATEGIC
                                   VALUE FUND







                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004








ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the period indicated:
                                     SIX MONTHS ENDED APRIL 30, 2004
                                     -------------------------------
FMC Strategic Value Fund                        12.12%
Russell 2000 Value Index                         9.09%

While we are pleased with our results over the past six months, it seems appropriate to acknowledge that the waters have become choppier in the months of April and May, with the market giving back some of its earlier gains. The economy appears to be on an upswing, and earnings comparisons by and large are positive. On the other hand, interest rates are trending higher and the rate of inflation has now increased, albeit from a low base. To be sure, the sharp increase in virtually all commodity prices along with the high cost of certain services such as healthcare is understandably giving investors pause.
Consequently, we view this "cooling off" period in the market as highly rational. We have no judgment on general market trends; however, the current scenario is one that creates opportunity for us. For example, in recent weeks, the new low list for stocks listed on the NYSE has swelled to a few hundred on any given day versus only a small handful making new highs. Owing to our relatively large cash position, we should be well positioned to take advantage of this more unsettled market.

Since our last report, we acquired positions in two companies that are known for branded consumer products. Dorel Industries is a Canadian-based company whose corporate name may not be well-recognized, particularly in the United States, but, in fact, Dorel has a market capitalization of more than a billion dollars and is the largest manufacturer of juvenile products including strollers, car seats and high chairs. Dorel's products are marketed under the Cosco and Safety 1st brand names largely through major retailers such as Wal-Mart, Target and Toys"R"Us. Dorel is also a leader in ready-to-assemble furniture, and earlier this year, entered the bicycle business through the acquisition of the Schwinn and Mongoose brands. The acquisition of these brands is expected to be highly accretive to estimated 2004 profits.

Dorel management, which owns about 25% of the company's shares, has compiled an attractive record of growth aided by timely acquisitions. Return on capital is solid at 14% and, importantly, the business generates consistent free cash flow. In 2003, free cash flow per share was $2.47 and is estimated to be over $3.00 per share this year. Based on our acquisition cost, we paid about 10 times free cash flow for our shares; we think this was very attractive given the quality of Dorel.

Reader's Digest Association is a more recognizable consumer brand. The company has had significant problems in recent years owing to the decline in subscribers for its flagship magazine to 10 million from 17 million along with the demise of its heretofore important sweepstakes business. It appears that management has stabilized the subscriber base at the READER'S DIGEST magazine while other new initiatives in magazines and books both in the U.S. and abroad suggest that the company is on the cusp of showing renewed profit growth. Significantly, management has reined in capital spending such that it is exceeded by depreciation and amortization by about $50 million or $0.50 per share. When added to estimated EPS of $0.70 for fiscal June 2004, free cash flow, before working capital, is expected to produce cash of about $1.20 per share. When combined with excellent cash flow generated in the prior year, meaningful progress is being made to reduce debt. We think the stock market is still consumed with the company's past problems and has not yet acknowledged its ability to generate meaningful cash. Based on our initial acquisition cost near $14 per share, we believe this could prove to be a very conservative valuation if Reader's Digest makes the progress it seems poised to achieve.

Finally, we want to note that since our last report, two of our long-term holdings have been or are being acquired in cash transactions that have yielded an attractive return and validated our estimates of intrinsic value. Denison
International was acquired by Parker-Hannifin, and Deluxe Corp. recently announced an agreement to buy New England Business Service.

We appreciate your continued confidence.



Sincerely,

/s/ Edward I. Lefferman

Edward I. Lefferman
Portfolio Manager

                     COMPARISON OF CHANGE IN THE VALUE OF A
               $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE FUND
                       VERSUS THE RUSSELL 2000 VALUE INDEX
           -----------------------------------------------------------
                                TOTAL RETURN(1)
           -----------------------------------------------------------
                                 Annualized   Annualized   Annualized
            6 Month   One Year     3 Year       5 Year     Inception
            Return     Return      Return       Return     to Date(2)
           -----------------------------------------------------------
            12.12%     35.97%      14.39%       14.15%      15.62%
           -----------------------------------------------------------


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                   FMC Strategic Value Fund         Russell 2000 Value Index(3)
8/31/98(2)                  $10,000                          $10,000
10/31/98                     11,114                           10,879
10/31/99                     11,143                           10,957
10/31/00                     13,813                           12,853
10/31/01                     16,149                           13,977
10/31/02                     17,533                           13,624
10/31/03                     21,767                           19,113
4/30/04                      24,405                           20,850


(1)The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers have been in effect; if they had not been in effect, performance would have been lower.
(2)The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.
(3)The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

[PIE CHART OMITTED]

                            PORTFOLIO COMPOSITION(4)

                   U.S. Treasury Obligations          23.8%
                   Petroleum & Fuel Products          18.0%
                   Household Furniture & Fixtures      6.7%
                   Office Equiptment & Supplies        5.6%
                   Printing & Publishing               5.6%
                   Consumer Products                   5.5%
                   Machinery                           5.0%
                   Transportation                      4.7%
                   Chemicals                           3.9%
                   Banks                               2.4%
                   Marine Transportation               2.4%
                   Insurance                           2.1%
                   Automotive                          2.0%
                   Communications Equipment            1.8%
                   Holding Company                     1.8%
                   Manufacturing                       1.6%
                   Media                               1.6%
                   Instruments                         1.5%
                   Metals & Metal Fabricate            1.4%
                   Paper & Paper Products              1.3%
                   Food, Beverage & Tobacco            1.2%
                   Steel & Steel Works                 0.1%


(4)Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 2004                                                       (Unaudited)




                                                                          Market
                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK (76.1%)
AUTOMOTIVE (2.0%)
   Monaco Coach* ........................................    55,000    $  1,434
                                                                       --------
BANKS (2.4%)
   North Fork Bancorporation ............................    45,000       1,670
                                                                       --------
CHEMICALS (3.9%)
   FMC* .................................................    20,000         858
   MacDermid ............................................    58,000       1,878
                                                                       --------
                                                                          2,736
                                                                       --------
COMMUNICATIONS EQUIPMENT (1.8%)
   Polycom* .............................................    65,000       1,240
                                                                       --------
CONSUMER PRODUCTS (5.5%)
   Blyth ................................................    65,000       2,113
   Tredegar .............................................   130,000       1,728
                                                                       --------
                                                                          3,841
                                                                       --------
FOOD, BEVERAGE & TOBACCO (1.2%)
   Agrium ...............................................    70,000         871
                                                                       --------
HOLDING COMPANY (1.8%)
   Brascan, Cl A ........................................    38,000       1,286
                                                                       --------
HOUSEHOLD FURNITURE & FIXTURES (6.7%)
   Dorel Industries, Cl B* ..............................    70,000       2,104
   Ethan Allen Interiors ................................    25,000       1,039
   Furniture Brands International .......................    55,000       1,548
                                                                       --------
                                                                          4,691
                                                                       --------
INSTRUMENTS (1.5%)
   Mettler Toledo International* ........................    24,000       1,076
                                                                       --------
INSURANCE (2.1%)
   Commerce Group .......................................    32,300       1,491
                                                                       --------
MACHINERY (5.0%)
   AZZ* .................................................   105,300       1,685
   Gardner Denver* ......................................    21,000         550
   Manitowoc ............................................    30,100         915
   Tecumseh Products, Cl A ..............................    10,000         389
                                                                       --------
                                                                          3,539
                                                                       --------
MANUFACTURING (1.6%)
   Actuant, Cl A* .......................................    33,700       1,152
                                                                       --------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 2004                                                       (Unaudited)




                                                                          Market
                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------


MARINE TRANSPORTATION (2.3%)
   Alexander & Baldwin ..................................    25,000    $    790
   CP Ships .............................................    55,000         855
                                                                       --------
                                                                          1,645
                                                                       --------
MEDIA (1.6%)
   Liberty Media, Cl A* .................................    99,560       1,089
                                                                       --------
METALS & METAL FABRICATE (1.4%)
   Mueller Industries ...................................    30,000       1,006
                                                                       --------
OFFICE EQUIPMENT & SUPPLIES (5.6%)
   New England Business Service .........................    65,000       2,256
   United Stationers* ...................................    44,000       1,672
                                                                       --------
                                                                          3,928
                                                                       --------
PAPER & PAPER PRODUCTS (1.3%)
   Chesapeake ...........................................    40,000         908
                                                                       --------
PETROLEUM & FUEL PRODUCTS (18.0%)
   Cooper Cameron* ......................................    14,000         677
   Core Laboratories* ...................................   110,000       2,501
   Encore Acquisition* ..................................    70,000       2,082
   FMC Technologies* ....................................    27,515         750
   Range Resources ......................................   215,000       2,690
   Rowan* ...............................................    35,000         781
   Todco, Cl A* .........................................   100,000       1,480
   Transocean* ..........................................    60,000       1,666
                                                                       --------
                                                                         12,627
                                                                       --------
PRINTING & PUBLISHING (5.6%)
   Reader's Digest Association ..........................   100,000       1,433
   RR Donnelley & Sons ..................................    85,000       2,501
                                                                       --------
                                                                          3,934
                                                                       --------
STEEL & STEEL WORKS (0.1%)
   Roanoke Electric Steel ...............................     5,900          80
                                                                       --------
TRANSPORTATION (4.7%)
   Trinity Industries ...................................    50,000       1,515
   Wabtec ...............................................   110,000       1,793
                                                                       --------
                                                                          3,308
                                                                       --------
TOTAL COMMON STOCK
   (Cost $37,727) .......................................                53,552
                                                                       --------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 2004                                                       (Unaudited)

                                                                                                       Market
                                                                                      Face Amount       Value
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (23.8%)
  U.S. Treasury Bills (A)
     1.030%, 10/07/04 ..........................................................        $ 2,176       $ 2,165
     0.930%, 09/02/04 ..........................................................            726           723
     0.900%, 07/01/04 ..........................................................          4,179         4,173
     0.900%, 08/05/04 ..........................................................          7,547         7,528
     0.870%, 06/03/04 ..........................................................          2,142         2,140
                                                                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $16,731) ..............................................................                       16,729
                                                                                                      -------
TOTAL INVESTMENTS (99.9%)
   (Cost $54,458) ..............................................................                       70,281
                                                                                                      -------


OTHER ASSETS AND LIABILITIES (0.1%)
   Investment Advisory Fees Payable ............................................                          (58)
   Administration Fees Payable .................................................                           (9)
   Trustees' Fees Payable ......................................................                           (1)
   Other Assets and Liabilities, Net ...........................................                          129
                                                                                                      -------
TOTAL OTHER ASSETS AND LIABILITIES .............................................                           61
                                                                                                      -------


NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 4,099,531 outstanding shares of beneficial interest ..............                       52,766
   Accumulated net investment loss .............................................                         (141)
   Accumulated net realized gain on investments ................................                        1,894
   Net unrealized appreciation on investments ..................................                       15,823
                                                                                                      -------
TOTAL NET ASSETS (100.0%) ......................................................                      $70,342
                                                                                                      -------
   Net Asset Value, Offering and Redemption Price Per Share ....................                       $17.16
                                                                                                      =======

  * NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2004                        (Unaudited)

----------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividend Income (less foreign withholding taxes of $4) ....................................        $  206
   Interest Income ...........................................................................            61
----------------------------------------------------------------------------------------------------------------
     Total Investment Income .................................................................           267
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees..................................................................            320
   Administration Fees .......................................................................            48
   Trustees' Fees ............................................................................             1
   Transfer Agent Fees .......................................................................            15
   Printing Fees .............................................................................             8
   Registration and Filing Fees ..............................................................             6
   Professional Fees .........................................................................             5
   Custodian Fees ............................................................................             3
   Insurance and Other Fees ..................................................................             2
----------------------------------------------------------------------------------------------------------------
     Total Expenses ..........................................................................           408
----------------------------------------------------------------------------------------------------------------
     Net Investment Loss......................................................................          (141)
----------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .............................................................         1,900
Net Change in Unrealized Appreciation on Investments .........................................         4,998
----------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................         6,898
----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................        $6,757
================================================================================================================





    The accompanying notes are an integral part of the financial statements.

                                       7


STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2004 (Unaudited) and the Year Ended October 31, 2003

                                                                              SIX MONTHS          12 MONTHS
                                                                          NOVEMBER 1, 2003 TO  NOVEMBER 1, 2002 TO
                                                                            APRIL 30, 2004      OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Loss.................................................         $ (141)             $ (164)
   Net Realized Gain on Investments ...................................          1,900                 324
   Net Change in Unrealized Appreciation on Investments................          4,998               9,685
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          6,757               9,845
---------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Realized Gain...................................................           (328)               (303)
---------------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................           (328)               (303)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         10,538              15,067
   In Lieu of Dividends and Distributions .............................             20                  16
   Redeemed ...........................................................         (1,060)             (1,881)
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions          9,498              13,202
---------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         15,927              22,744
---------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period/Year ...........................................         54,415              31,671
---------------------------------------------------------------------------------------------------------------------
   End of Period/Year .................................................        $70,342             $54,415
=====================================================================================================================
Accumulated Net Investment Loss........................................        $  (141)            $    --
=====================================================================================================================
Share Transactions:
   Issued .............................................................            624               1,144
   In Lieu of Dividends and Distributions .............................              1                   1
   Redeemed ...........................................................            (62)               (140)
---------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........            563               1,005
=====================================================================================================================

      Amounts designated as "--" are either $0 or have been rounded to $0.









The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the Six Month Period Ended April 30, 2004 (Unaudited) and for the Years Ended October 31,




                Net
               Asset             Net         Realized and                  Dividends     Distributions       Total
               Value,        Investment       Unrealized        Total      from Net          from          Dividends
              Beginning        Income         Gain (Loss)        from     Investment       Realized           and
              of Period        (Loss)        on Securities    Operations    Income           Gains        Distributions
              ---------      ---------       ------------     ---------   ---------       -----------     -------------
2004 1         $15.39          $(0.03)          $ 1.89          $1.86       $   --          $(0.09)          $(0.09)
2003            12.51           (0.05)            3.05           3.00           --           (0.12)           (0.12)
2002            12.19           (0.02)            1.05           1.03           --           (0.71)           (0.71)
2001            12.26            0.07             1.76           1.83        (0.07)          (1.83)           (1.90)
2000            10.31            0.09             2.29           2.38        (0.08)          (0.35)           (0.43)
1999            10.40            0.07            (0.05)          0.02        (0.07)          (0.04)           (0.11)

                                                                                             Ratio
                                                                             Ratio        of Expenses
                 Net                             Net                        of Net        to Average
                Asset                           Asset,          Ratio      Investment     Net Assets
               Value,                            End         of Expenses  Income (Loss)  (Excluding         Portfolio
                 End            Total         of Period       to Average   to Average    Waivers and/or     Turnover
              of Period        Return 2         (000)         Net Assets   Net Assets   Reimbursements)       Rate
              ---------       ---------      -----------     -----------   ---------    ---------------     ----------
2004 1         $17.16           12.12%3        $70,342           1.27%       (0.44)%          1.27%           10.45%
2003            15.39           24.15           54,415           1.30        (0.40)           1.34             6.68
2002            12.51            8.57           31,671           1.30        (0.19)           1.56             3.26
2001            12.19           16.91           18,157           1.30         0.55            2.31            29.75
2000            12.26           23.96           11,076           1.30         0.81            2.81            23.93
1999            10.31            0.26            9,552           1.30         0.59            3.10            11.85

1 For the six month period ended April 30, 2004. All ratios for the period have been annualized.
2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3 Total return is for the period indicated and has not been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2004                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

   Securities for which market quotations are not readily available, of which there were none at April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER
   AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2004                                                       (Unaudited)


The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN
   AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2004, were as follows
(000):

Purchases
  U.S. Government .....................     $   --
  Other ...............................      8,210
Sales
  U.S. Government .....................         --
  Other ...............................      5,311

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2002, and October 31, 2003, were as follows (000):

              ORDINARY      LONG-TERM
               INCOME       CAPITAL GAIN     TOTAL
             ---------      ------------    --------
   2003        $  38           $265         $  303
   2002          120            968          1,088

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Long-Term Capital Gains ................................. $   322
Unrealized Appreciation ...............................................  10,825
                                                                        -------
Total Distributable Earnings .......................................... $11,147
                                                                        =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2004, was as follows
(000):

             FEDERAL                                             NET
               TAX          APPRECIATED     DEPRECIATED      UNREALIZED
               COST          SECURITIES      SECURITIES     APPRECIATION
               ----          ----------      ----------     ------------
             $54,458          $16,565          $(742)          $15,823

                            FMC STRATEGIC VALUE FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.


A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-877-FMC-4099 (1-877-362-4099); and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) by calling 1-877-FMC-4099 (1-877-362-4099); and (ii) on the Commission's website at http://www.sec.gov.



FMC-SA-001-0300
================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Advisors' Inner Circle Fund

                                     /s/ James F. Volk
By (Signature and Title)*            ------------------------------------
                                     James F. Volk, President

Date 6/25/04




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     /s/ James F. Volk
By (Signature and Title)*            ------------------------------------
                                     James F. Volk, President

Date 6/25/04

                                     /s/ Jennifer E. Spratley
By (Signature and Title)*            ------------------------------------
                                     Jennifer E. Spratley, Controller and Chief
                                     Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.